Schedule of Investments
(unaudited)
December 31, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
(a)
Cayman Islands — 10.4%
(b)
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class AR3, (3-mo. CME
Term SOFR at 1.44% Floor +
1.44%), 6.07%, 04/22/34 ....... USD 250 $ 250,357
Apidos CLO XXII, Series 2015-22A,
Class A1R, (3-mo. CME Term SOFR
at 0.00% Floor + 1.32%), 5.94%,
04/20/31 ................. 102 101,972
Apidos CLO XXV, Series 2016-25A,
Class A1R3, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%),
5.47%, 01/20/37 ............ 250 250,000
Assurant CLO II Ltd., Series 2018-2A,
Class D, (3-mo. CME Term SOFR
at 2.85% Floor + 3.11%), 7.73%,
04/20/31 ................. 250 251,434
Barings Loan Partners CLO Ltd. 3,
Series LP-3A, Class AR, (3-mo.
CME Term SOFR at 1.52% Floor +
1.52%), 6.14%, 07/20/33 ....... 250 250,250
Benefit Street Partners CLO XIX Ltd.,
Series 2019-19A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 5.84%, 01/15/33 ....... 250 250,739
Benefit Street Partners CLO XXI Ltd.,
Series 2020-21A, Class A1R, (3-mo.
CME Term SOFR at 1.17% Floor +
1.43%), 6.09%, 10/15/34 ....... 250 250,470
Betony CLO 2 Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.08% Floor + 1.34%), 5.93%,
04/30/31 ................. 146 146,443
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.44%), 6.07%, 10/22/30 ... 47 47,228
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 5.82%, 10/25/30 ... 187 187,676
Series 2018-3A, Class BR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.48%, 10/25/30 ... 100 100,107
Carlyle Global Market Strategies CLO
Ltd., Series 2014-1A, Class A1R2,
(3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 5.88%, 04/17/31 . 110 110,555
CBAM Ltd.
Series 2019-10A, Class A1R, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 6.00%, 04/20/32 ... 212 211,998
Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor
+ 1.69%), 6.31%, 01/20/34 ... 250 250,028
Cedar Funding XIV CLO Ltd., Series
2021-14A, Class AR, (3-mo. CME
Term SOFR at 1.38% Floor +
1.38%), 6.03%, 10/15/37 ....... 250 250,739
CIFC Funding 2013-IV Ltd., Series
2013-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.06% Floor +
1.32%), 5.94%, 04/27/31 ....... 97 97,459
CIFC Funding 2018-III Ltd., Series
2018-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
5.99%, 07/18/31 ............ 205 205,487
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
CIFC Funding Ltd., Series 2018-1A,
Class A1R, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.79%,
01/18/38 ................. USD 250 $ 250,750
Elmwood CLO II Ltd., Series 2019-2A,
Class ERR, (3-mo. CME Term
SOFR at 5.75% Floor + 5.75%),
10.31%, 10/20/37 ........... 250 254,080
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.02%, 07/15/31 ............ 104 103,560
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2, (3-mo.
CME Term SOFR at 1.03% Floor +
1.29%), 5.91%, 01/28/30 ....... 94 94,354
Neuberger Berman Loan Advisers CLO
40 Ltd., Series 2021-40A, Class A,
(3-mo. CME Term SOFR at 1.06%
Floor + 1.32%), 5.97%, 04/16/33 . 246 246,066
OCP CLO Ltd.
Series 2014-7A, Class A1RR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.38%), 6.00%, 07/20/29 ... 31 30,604
Series 2016-11A, Class A1R2, (3-
mo. CME Term SOFR at 1.42%
Floor + 1.42%), 6.04%, 04/26/36 250 250,391
Series 2019-17A, Class AR2, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 6.02%, 07/20/37 ... 250 251,817
OHA Credit Funding 5 Ltd.
Series 2020-5A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 6.13%, 10/18/37 ... 250 250,975
Series 2020-5A, Class B1R, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 6.48%, 10/18/37 ... 250 251,271
OHA Loan Funding Ltd., Series 2015-
1A, Class AR3, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%),
6.03%, 01/19/37 ............ 250 250,678
Palmer Square Loan Funding Ltd.
Series 2022-2A, Class A1, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.93%, 10/15/30 ... 98 98,055
Series 2024-2A, Class D, (3-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 9.15%, 01/15/33 ... 250 250,997
Post CLO VI Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR
at 1.42% Floor + 1.42%), 5.88%,
01/20/38 ................. 250 252,552
Regatta XXVIII Funding Ltd., Series
2024-2A, Class A1, (3-mo. CME
Term SOFR at 1.55% Floor +
1.55%), 6.18%, 04/25/37 ....... 250 251,331
Riserva CLO Ltd., Series 2016-3A,
Class ARR, (3-mo. CME Term SOFR
at 1.06% Floor + 1.32%), 5.95%,
01/18/34 ................. 250 250,344
Trestles CLO II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR
at 1.57% Floor + 1.57%), 6.20%,
07/25/37 ................. 250 252,476

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Whitebox CLO II Ltd., Series 2020-2A,
Class A1R2, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.94%, 10/24/37 ............ USD 250 $ 250,747
7,053,990
Jersey, Channel Islands — 0.8%
(b)
Benefit Street Partners CLO XXXV Ltd.,
Series 2024-35A, Class D, (3-mo.
CME Term SOFR at 3.30% Floor +
3.30%), 7.93%, 04/25/37 ....... 250 254,199
CarVal CLO VIII-C Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
6.26%, 10/22/37 ............ 250 251,747
505,946
United States — 5.5%
ARI Fleet Lease Trust, Series 2023-B,
Class A3, 5.89%, 07/15/32 ..... 100 102,039
College Avenue Student Loans LLC
Series 2021-A, Class A1, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 5.55%, 07/25/51
(b)
.. 42 41,786
Series 2021-C, Class A2, 2.32%,
07/26/55 ............... 125 110,994
Series 2023-A, Class A2, 5.33%,
05/25/55 ............... 88 87,593
EDvestinU Private Education Loan
Issue No. LLC, Series 2021-A, Class
A, 1.80%, 11/25/45 .......... 62 56,743
ELFI Graduate Loan Program LLC
Series 2023-A, Class A, 6.37%,
02/04/48 ............... 88 89,897
Series 2024-A, Class A, 5.56%,
08/25/49 ............... 91 91,463
Enterprise Fleet Financing LLC, Series
2022-3, Class A3, 4.29%, 07/20/29 132 131,125
FIGRE Trust, Series 2024-SL1, Class
A1, 5.75%, 07/25/53
(b)
........ 142 141,903
Foundation Finance Trust, Series 2024-
2A, Class B, 4.93%, 03/15/50 ... 100 98,537
Lendmark Funding Trust, Series 2024-
1A, Class D, 7.21%, 06/21/32 ... 110 110,604
Mariner Finance issuance Trust, Series
2024-BA, Class C, 5.73%, 11/20/38 100 98,520
Mariner Finance Issuance Trust, Series
2021-AA, Class A, 1.86%, 03/20/36 100 95,196
Navient Private Education Loan Trust
Series 2014-AA, Class A3, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.71%), 6.11%, 10/15/31
(b)
.. 30 29,574
Series 2017-A, Class B, 3.91%,
12/16/58 ............... 69 67,771
Navient Private Education Refi Loan
Trust
Series 2021-A, Class A, 0.84%,
05/15/69 ............... 159 142,924
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
5.76%, 04/15/60
(b)
......... 49 48,950
Navient Student Loan Trust, Series
2023-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.70%),
6.30%, 03/15/72
(b)
........... 72 72,101
Security
Par (000)
Par (000) Value
United States (continued)
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%,
04/20/62 ............... USD 40 $ 37,385
Series 2021-BA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.89%), 5.26%, 04/20/62
(b)
.. 80 80,221
Series 2021-CA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.85%), 5.22%, 04/20/62
(b)
.. 82 81,131
NYMT Trust, Series 2024-RR1, Class
A, 7.37%, 05/25/64
(c)
......... 96 95,061
OneMain Financial Issuance Trust
Series 2023-2A, Class A2, (SOFR
30 day Average at 0.00% Floor +
1.50%), 6.10%, 09/15/36
(b)
... 125 127,133
Series 2023-2A, Class B, 6.17%,
09/15/36 ............... 125 128,055
PRET LLC, Series 2024-NPL4, Class
A1, 7.00%, 07/25/54
(c)
........ 98 97,943
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 34 34,028
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 100 93,051
Series 2024-1, Class A, 5.83%,
07/15/36 ............... 100 102,003
SMB Private Education Loan Trust
Series 2018-C, Class A2A, 3.63%,
11/15/35 ............... 48 47,388
Series 2021-A, Class A2A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.84%), 5.24%, 01/15/53
(b)
.. 86 84,765
Series 2021-A, Class A2B, 1.59%,
01/15/53 ............... 86 77,599
Series 2021-C, Class APT1, 1.39%,
01/15/53 ............... 49 44,184
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 136 130,101
Series 2022-A, Class APT, 2.85%,
11/16/54 ............... 87 79,753
Series 2022-D, Class B, 6.15%,
10/15/58 ............... 72 71,966
Series 2023-A, Class A1B, (SOFR
30 day Average at 1.50% Floor +
1.50%), 6.10%, 01/15/53
(b)
... 84 84,811
Series 2023-B, Class A1B, (SOFR
30 day Average at 1.80% Floor +
1.80%), 6.40%, 10/16/56
(b)
... 98 100,463
Series 2023-C, Class A1A, 5.67%,
11/15/52 ............... 140 141,607
Series 2024-A, Class A1A, 5.24%,
03/15/56 ............... 124 123,331
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.45% Floor +
1.45%), 6.05%, 03/15/56
(b)
... 92 93,456
SoFi Professional Loan Program LLC,
Series 2017-E, Class B, 3.49%,
11/26/40 .................. 72 70,289
Tricon Residential Trust, Series 2024-
SFR3, Class A, 4.50%, 08/17/41 . 100 97,032
3,740,476
Total Asset-Backed Securities — 16.7%
(Cost: $ 11,231,749 ) .............................. 11,300,412

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Australia — 0.3%
(a)
FMG Resources August 2006 Pty. Ltd. ,
6.13%
,
04/15/32 ............ USD 100 $ 98,779
Mineral Resources Ltd. , 8.00%
,
11/01/27 .................. 100 102,232
201,011
Belgium — 0.3%
Telenet Finance Luxembourg Notes
SARL , 5.50%
,
03/01/28
(a)
...... 200 194,244
Canada — 0.9%
1011778 BC ULC , 4.00%
,
10/15/30
(a)
100 89,434
Bombardier, Inc. , 8.75%
,
11/15/30
(a)
. 100 107,493
Enbridge, Inc. , 3.40%
,
08/01/51 .... 31 20,730
Methanex Corp. , 5.13%
,
10/15/27 ... 100 97,870
NOVA Chemicals Corp. , 4.25%
,
05/15/29
(a)
................ 100 90,426
Open Text Corp. , 3.88%
,
02/15/28
(a)
. 100 93,787
Parkland Corp. , 4.63%
,
05/01/30
(a)
.. 100 91,791
591,531
Cyprus — 0.2%
Bank of Cyprus PCL , (3-mo. EURIBOR
+ 1.97%), 5.00%
,
05/02/29
(b) (d)
... EUR 100 107,790
Czech Republic — 0.2%
Allwyn Entertainment Financing UK plc ,
7.25%
,
04/30/30
(d)
........... 100 110,513
Denmark — 0.3%
(b)
Danske Bank A/S , (3-mo. EURIBOR +
0.65%), 3.92%
,
04/10/27
(d)
..... 100 103,794
SGL Group ApS , (3-mo. EURIBOR
at 0.00% Floor + 4.75%), 7.95%
,
04/22/30 ................. 100 104,388
208,182
Finland — 0.1%
Citycon Treasury BV , 1.63%
,
03/12/28
(d)
100 94,378
France — 2.9%
Banijay Entertainment SAS , 7.00%
,
05/01/29
(d)
................ 100 109,025
Banque Federative du Credit Mutuel
SA , (3-mo. EURIBOR + 0.64%),
3.52%
,
03/05/27
(b) (d)
.......... 200 208,198
Bertrand Franchise Finance SAS ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.96%
,
07/18/30
(b) (d)
.... 100 104,155
BPCE SA
(b)(d)
(3-mo. EURIBOR + 0.39%), 3.27% ,
03/06/26 ............... 100 103,677
(3-mo. EURIBOR + 0.61%), 3.49% ,
03/08/27 ............... 100 104,023
Forvia SE , 5.50%
,
06/15/31
(d)
...... 200 206,417
Goldstory SAS , (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 7.06%
,
02/01/30
(b) (d)
............... 100 104,307
Iliad Holding SASU
(d)
5.38% , 04/15/30 ............ 100 106,537
6.88% , 04/15/31 ............ 100 111,092
iliad SA , 5.38%
,
02/15/29
(d)
....... 100 109,572
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 6.95% , 07/01/29
(b) (d)
.. 200 207,895
Security
Par (000)
Par (000) Value
France (continued)
RCI Banque SA , (5-Year EURIBOR
ICE Swap Rate + 2.75%), 5.50%
,
10/09/34
(b) (d)
............... EUR 200 $ 211,813
Worldline SA
(d)
0.00% , 07/30/26
(e) (f)
.......... 79 78,062
4.13% , 09/12/28 ............ 100 102,157
5.25% , 11/27/29 ............ 100 105,544
1,972,474
Germany — 3.4%
(d)
ADLER Real Estate GmbH , 3.00%
,
04/27/26 ................. 100 98,931
Bayer AG
(b)
(5-Year EURIBOR ICE Swap Rate
+ 3.27%), 5.50% , 09/13/54 ... 100 103,598
(5-Year EUR Swap Annual +
3.75%), 4.50% , 03/25/82 .... 100 102,578
Cheplapharm Arzneimittel GmbH ,
7.50%
,
05/15/30 ............ 200 204,062
Commerzbank AG , (3-mo. EURIBOR +
0.70%), 3.57%
,
03/12/27
(b)
..... 100 103,955
Dynamo Newco II GmbH , 6.25%
,
10/15/31 ................. 100 106,434
EnBW International Finance BV
3.75% , 11/20/35 ............ 60 62,302
4.00% , 07/22/36 ............ 90 95,374
Fressnapf Holding SE , 5.25%
,
10/31/31 100 106,693
Gruenenthal GmbH
6.75% , 05/15/30 ............ 100 110,808
4.63% , 11/15/31 ............ 100 104,725
Heidelberg Materials Finance
Luxembourg SA , 4.88%
,
11/21/33 100 113,322
IHO Verwaltungs GmbH , 8.75%
,
( 8.75 % Cash or 9.50 % PIK),
05/15/28
(b) (g)
............... 100 109,282
Nidda Healthcare Holding GmbH ,
7.00%
,
02/21/30 ............ 100 109,077
Techem Verwaltungsgesellschaft 675
mbH , 5.38%
,
07/15/29 ........ 100 106,885
TK Elevator Holdco GmbH , 6.63%
,
07/15/28 ................. 90 93,333
Traton Finance Luxembourg SA , (3-mo.
EURIBOR at 0.00% Floor + 1.00%),
4.22%
,
01/21/26
(b)
........... 100 104,093
TUI AG , 5.88%
,
03/15/29 ........ 100 108,398
TUI Cruises GmbH , 6.50%
,
05/15/26 19 19,658
Volkswagen International Finance NV ,
(3-mo. EURIBOR + 0.65%), 3.38%
,
03/27/26
(b)
................ 100 103,805
Volkswagen Leasing GmbH , 4.75%
,
09/25/31 ................. 70 76,609
Wintershall Dea Finance BV , 1.33%
,
09/25/28 ................. 200 191,998
2,335,920
Greece — 0.3%
(b)(d)
Alpha Services & Holdings SA , (5-Year
EURIBOR ICE Swap Rate + 3.27%),
6.00%
,
09/13/34 ............ 100 111,809
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%
,
06/28/35 ............ 100 112,100
223,909

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland — 0.1%
GGAM Finance Ltd. , 6.88%
,
04/15/29
(a)
USD 100 $ 101,259
Israel — 0.4%
Teva Pharmaceutical Finance
Netherlands II BV
7.38% , 09/15/29 ............ EUR 100 118,993
7.88% , 09/15/31 ............ 100 125,597
244,590
Italy — 3.2%
Azzurra Aeroporti SpA , 2.63%
,
05/30/27
(d)
................ 100 101,748
Banca Monte dei Paschi di Siena SpA ,
(5-Year EURIBOR ICE Swap Rate
at 0.00% Floor + 5.01%), 7.71%
,
01/18/28
(b) (d)
............... 100 114,223
Bubbles Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.93%
,
09/30/31
(b) (d)
............... 100 103,378
Cedacri Mergeco SpA , (3-mo.
EURIBOR at 0.00% Floor + 5.50%),
8.52%
,
05/15/28
(b) (d)
.......... 100 104,155
Engineering - Ingegneria Informatica -
SpA , 11.13%
,
05/15/28
(d)
....... 100 109,153
Eni SpA , 1.00%
,
10/11/34
(d)
....... 192 157,007
Fiber Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 6.68%
,
01/15/30
(b) (d)
............... 100 104,353
FIS Fabbrica Italiana Sintetici SpA ,
5.63%
,
08/01/27
(d)
........... 100 104,399
Intesa Sanpaolo SpA , (5-Year EUR
Swap Annual + 5.85%), 5.50%
(b) (d) (h)
250 261,552
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.63%
,
12/15/29
(b) (d)
100 104,673
Lottomatica Group SpA , 5.38%
,
06/01/30
(d)
................ 100 107,582
Nexi SpA , 0.00%
,
02/24/28
(d) (e) (f)
.... 200 183,088
Optics Bidco SpA , 7.20%
,
07/18/36
(a)
USD 200 204,144
Pachelbel Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 7.30%
,
05/17/31
(b) (d)
............... EUR 100 104,287
Rossini SARL , (3-mo. EURIBOR at
0.00% Floor + 3.88%), 6.56%
,
12/31/29
(b) (d)
............... 100 104,781
TeamSystem SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 6.68%
,
07/31/31
(b) (d)
............... 100 104,103
UnipolSai Assicurazioni SpA , 4.90%
,
05/23/34
(d)
................ 100 107,755
2,180,381
Japan — 0.4%
SoftBank Group Corp.
(d)
4.00% , 09/19/29 ............ 100 102,640
3.88% , 07/06/32 ............ 200 196,849
299,489
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd. ,
10.38%
,
03/31/29
(d)
.......... GBP 100 123,062
Luxembourg — 1.2%
ADLER Financing SARL , Series 1L ,
12.50%
,
( 12.50 % Cash or 12.50%
PIK), 12/31/28
(g)
............. EUR 100 106,915
Altice Financing SA , 9.63%
,
07/15/27
(a)
USD 200 184,174
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Cidron Aida Finco SARL , 6.25%
,
04/01/28
(d)
................ GBP 100 $ 119,276
Ephios Subco 3 SARL , 7.88%
,
01/31/31
(d)
................ EUR 100 112,767
INEOS Finance plc , 6.38%
,
04/15/29
(d)
100 108,555
Intelsat Jackson Holdings SA , 6.50%
,
03/15/30
(a)
................ USD 100 92,237
Kleopatra Finco SARL , 4.25%
,
03/01/26
(d)
................ EUR 100 95,149
819,073
Netherlands — 2.2%
Boels Topholding BV , 5.75%
,
05/15/30
(d)
................ 100 108,104
IMCD NV , 3.63%
,
04/30/30
(d)
...... 220 227,978
ING Groep NV
(b)(d)
(USISSO05 + 4.36%), 8.00%
(h)
.. USD 200 209,750
(3-mo. EURIBOR + 1.15%), 1.75% ,
02/16/31 ............... EUR 300 288,041
Q-Park Holding I BV , 5.13%
,
02/15/30
(d)
100 106,388
Sunrise FinCo. I BV , 4.88%
,
07/15/31
(a)
USD 200 181,412
VZ Secured Financing BV , 5.00%
,
01/15/32
(a)
................ 200 176,891
VZ Vendor Financing II BV , 2.88%
,
01/15/29
(d)
................ EUR 100 94,844
Ziggo BV , 2.88%
,
01/15/30
(d)
...... 100 96,981
1,490,389
Norway — 0.2%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%
,
11/15/83
(b) (d)
............... 100 114,318
Portugal — 0.3%
EDP SA
(b)(d)
(5-Year EURIBOR ICE Swap Rate
+ 2.05%), 4.75% , 05/29/54 ... 100 105,916
(5-Year EUR Swap Annual +
1.84%), 1.70% , 07/20/80 .... 100 102,071
207,987
Slovenia — 0.2%
United Group BV , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 7.27%
,
02/15/31
(b) (d)
............... 100 103,456
Spain — 2.7%
Abanca Corp. Bancaria SA , (5-Year
EURIBOR ICE Swap Rate + 2.45%),
4.63%
,
12/11/36
(b) (d)
.......... 100 103,668
Banco de Credito Social Cooperativo
SA
(b)(d)
(1-Year EURIBOR ICE Swap Rate
+ 4.27%), 7.50% , 09/14/29 ... 100 118,507
(1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.13% , 09/03/30 ... 100 106,393
Banco de Sabadell SA , (1-Year EUR
Swap Annual + 1.60%), 4.00%
,
01/15/30
(b) (d)
............... 200 214,114
Bankinter SA , (5-Year EURIBOR ICE
Swap Rate + 4.71%), 7.38%
(b) (d) (h)
. 200 219,605
CaixaBank SA , (5-Year EUR Swap
Annual + 6.35%), 5.88%
(b) (d) (h)
.... 200 212,867
Cellnex Telecom SA , 0.75%
,
11/20/31
(d) (f)
................ 100 91,055

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
Kaixo Bondco Telecom SA , 5.13%
,
09/30/29
(d)
................ EUR 200 $ 211,010
Naturgy Finance Iberia SA , (5-Year
EUR Swap Annual + 2.44%),
2.37%
(b) (d) (h)
................ 100 100,607
Repsol Europe Finance SARL
3.63% , 09/05/34
(d)
........... 200 206,718
Telefonica Europe BV
(b)(d)(h)
(7-Year EUR Swap Annual +
3.35%), 6.14% ........... 100 111,828
(EUAMDB08 + 3.12%), 5.75% .. 100 110,834
1,807,206
Sweden — 0.6%
Fastighets AB Balder , 1.13%
,
01/29/27
(d)
................ 100 99,338
Heimstaden Bostad Treasury BV ,
1.38%
,
03/03/27
(d)
........... 100 99,038
Stena International SA , 7.25%
,
01/15/31
(a)
................ USD 200 204,071
402,447
Switzerland — 1.1%
ABB Finance BV
(d)
0.00% , 01/19/30 ............ EUR 200 179,662
3.38% , 01/15/34 ............ 100 105,741
Julius Baer Group Ltd. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 4.62%),
4.88%
(b) (d) (h)
................ USD 200 192,261
UBS Group AG , (USISSO05 + 3.63%),
6.85%
(a) (b) (h)
................ 200 197,815
VistaJet Malta Finance plc , 9.50%
,
06/01/28
(a)
................ 100 100,628
776,107
United Kingdom — 6.5%
Ardonagh Finco Ltd. , 6.88%
,
02/15/31
(d)
EUR 100 106,825
Barclays plc
(b)
(3-mo. EURIBOR + 0.80%), 3.85% ,
05/08/28
(d)
.............. 100 103,967
(BPSWS5 + 5.64%), 9.25%
(h)
... GBP 200 265,515
(1-Year EUR Swap Annual +
1.75%), 4.92% , 08/08/30
(d)
... EUR 100 110,703
BCP V Modular Services Finance II plc ,
6.13%
,
11/30/28
(d)
........... GBP 100 120,810
Bellis Acquisition Co. plc , 8.13%
,
05/14/30
(d)
................ 116 140,460
Belron UK Finance plc , 4.63%
,
10/15/29
(d)
................ EUR 100 106,071
Bracken MidCo1 plc , 6.75%
,
( 6.75%
Cash or 7.50 % PIK), 11/01/27
(d) (g)
. GBP 100 122,595
British Telecommunications plc , (5-Year
U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%
,
12/20/83
(b) (d)
............... 100 133,640
California Buyer Ltd. , 5.63%
,
02/15/32
(d)
EUR 100 107,860
CD&R Firefly Bidco plc , 8.63%
,
04/30/29
(d)
................ GBP 100 130,511
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(b) (d)
.... 100 126,918
CK Hutchison Group Telecom Finance
SA , 2.63%
,
10/17/34
(d)
........ 200 180,530
Deuce Finco plc , 5.50%
,
06/15/27
(d)
. 100 122,323
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Edge Finco plc , 8.13%
,
08/15/31
(d)
.. GBP 100 $ 127,850
Heathrow Finance plc , 4.13%
,
09/01/29
(c) (d)
............... 100 114,586
INEOS Quattro Finance 2 plc
(d)
8.50% , 03/15/29 ............ EUR 100 110,836
6.75% , 04/15/30 ............ 100 107,400
Market Bidco Finco plc , 5.50%
,
11/04/27
(d)
................ GBP 100 119,556
Mobico Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 4.14%), 4.25%
(b) (d) (h)
.. 100 119,575
Motability Operations Group plc ,
0.13%
,
07/20/28
(d)
........... EUR 200 188,334
Motion Finco SARL , 7.38%
,
06/15/30
(d)
200 210,722
OEG Finance plc , 7.25%
,
09/27/29
(d)
. 100 108,150
Pinewood Finco plc , 6.00%
,
03/27/30
(d)
GBP 200 248,596
Pinnacle Bidco plc , 10.00%
,
10/11/28
(d)
100 132,851
Virgin Media Secured Finance plc ,
5.25%
,
05/15/29
(d)
........... 100 116,427
Vmed O2 UK Financing I plc
4.50% , 07/15/31
(d)
........... 100 106,724
4.75% , 07/15/31
(a)
........... USD 200 171,936
5.63% , 04/15/32
(d)
........... EUR 100 105,533
Vodafone Group plc
(b)
Series 60NC10 , (5-Year EUR
Swap Annual + 3.48%), 3.00% ,
08/27/80
(d)
.............. 200 195,516
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13% , 06/04/81 .... USD 7 6,196
Zegona Finance plc , 6.75%
,
07/15/29
(d)
EUR 200 220,450
4,389,966
United States — 22.6%
AES Corp. (The) , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 7.60%
,
01/15/55
(b)
................ USD 100 102,712
Albertsons Cos., Inc. , 6.50%
,
02/15/28
(a)
................ 100 101,316
Allied Universal Holdco LLC
4.88% , 06/01/28
(d)
........... GBP 100 115,918
7.88% , 02/15/31
(a)
........... USD 100 102,209
AMC Networks, Inc. , 4.25%
,
02/15/29 14 10,990
American Airlines, Inc. , 5.75%
,
04/20/29
(a)
................ 100 99,169
American Axle & Manufacturing, Inc. ,
6.88%
,
07/01/28 ............ 100 99,236
Antero Midstream Partners LP , 5.38%
,
06/15/29
(a)
................ 100 97,382
Ardagh Packaging Finance plc , 2.13%
,
08/15/26
(d)
................ EUR 100 92,713
Arthur J Gallagher & Co. , 5.55%
,
02/15/55 ................. USD 23 22,083
Asbury Automotive Group, Inc. , 5.00%
,
02/15/32
(a)
................ 100 91,222
Avantor Funding, Inc. , 4.63%
,
07/15/28
(a)
................ 100 95,450
Avis Budget Car Rental LLC , 8.00%
,
02/15/31
(a)
................ 100 102,328
Ball Corp. , 6.88%
,
03/15/28 ....... 100 102,278
Bausch + Lomb Corp. , 8.38%
,
10/01/28
(a)
................ 100 103,500

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BP Capital Markets plc , 1.57%
,
02/16/27
(d)
................ EUR 200 $ 202,338
Builders FirstSource, Inc. , 6.38%
,
06/15/32
(a)
................ USD 100 99,419
Caesars Entertainment, Inc. , 6.50%
,
02/15/32
(a)
................ 100 100,451
CCO Holdings LLC
5.13% , 05/01/27
(a)
........... 100 98,262
5.00% , 02/01/28
(a)
........... 100 96,389
4.75% , 03/01/30
(a)
........... 100 91,317
4.75% , 02/01/32
(a)
........... 100 87,768
4.50% , 05/01/32 ............ 100 86,016
Charles River Laboratories
International, Inc. , 4.00%
,
03/15/31
(a)
100 88,958
Charter Communications Operating
LLC , 5.25%
,
04/01/53 ......... 29 23,407
Chemours Co. (The) , 5.75%
,
11/15/28
(a)
100 92,894
Churchill Downs, Inc. , 6.75%
,
05/01/31
(a)
................ 100 101,082
Clarios Global LP , 6.75%
,
05/15/28
(a)
. 100 101,829
Clear Channel Outdoor Holdings, Inc. ,
5.13%
,
08/15/27
(a)
........... 100 96,257
Cleveland-Cliffs, Inc. , 7.00%
,
03/15/32
(a)
................ 100 98,211
Cloud Software Group, Inc. , 8.25%
,
06/30/32
(a)
................ 478 492,603
Comcast Corp.
3.25% , 09/26/32 ............ EUR 100 103,964
2.94% , 11/01/56 ............ USD 31 18,056
Comstock Resources, Inc. , 6.75%
,
03/01/29
(a)
................ 100 97,483
Constellium SE , 5.38%
,
08/15/32
(d)
.. EUR 100 105,150
Coterra Energy, Inc. , 5.90%
,
02/15/55 USD 24 22,638
Coty, Inc. , 5.00%
,
04/15/26
(a)
...... 37 36,923
Crescent Energy Finance LLC , 7.38%
,
01/15/33
(a)
................ 100 97,114
Dana, Inc. , 4.25%
,
09/01/30 ...... 100 93,067
Delta Air Lines, Inc.
7.38% , 01/15/26 ............ 100 102,152
3.75% , 10/28/29 ............ 100 93,299
Devon Energy Corp. , 5.00%
,
06/15/45 32 26,727
Diamondback Energy, Inc. , 5.75%
,
04/18/54 ................. 25 23,461
DirecTV Financing LLC , 5.88%
,
08/15/27
(a)
................ 14 13,640
DT Midstream, Inc. , 4.13%
,
06/15/29
(a)
100 93,388
Duke Energy Corp.
3.75% , 04/01/31 ............ EUR 200 210,552
EMRLD Borrower LP
6.38% , 12/15/30
(d)
........... 100 109,453
6.63% , 12/15/30
(a)
........... USD 100 100,133
Energizer Holdings, Inc. , 4.38%
,
03/31/29
(a)
................ 100 92,885
EnLink Midstream LLC , 5.38%
,
06/01/29 ................. 100 99,997
Entegris, Inc. , 4.75%
,
04/15/29
(a)
... 100 95,751
EquipmentShare.com, Inc. , 9.00%
,
05/15/28
(a)
................ 100 103,734
Expand Energy Corp. , 5.38%
,
02/01/29 100 98,505
Freedom Mortgage Holdings LLC ,
9.25%
,
02/01/29
(a)
........... 100 103,194
Security
Par (000)
Par (000) Value
United States (continued)
Frontier Communications Holdings
LLC
(a)
5.00% , 05/01/28 ............ USD 100 $ 97,761
8.75% , 05/15/30 ............ 100 105,689
Gen Digital, Inc. , 6.75%
,
09/30/27
(a)
. 100 101,505
General Electric Co. , 4.13%
,
09/19/35
(d)
EUR 30 32,822
General Motors Co. , 5.40%
,
04/01/48 USD 29 25,478
GFL Environmental, Inc. , 4.38%
,
08/15/29
(a)
................ 100 94,528
Goldman Sachs Group, Inc. (The) ,
0.88%
,
05/09/29
(d)
........... EUR 230 217,237
Goodyear Tire & Rubber Co. (The) ,
5.00%
,
07/15/29 ............ USD 100 91,827
Gray Television, Inc. , 7.00%
,
05/15/27
(a)
14 13,541
Hanesbrands, Inc. , 9.00%
,
02/15/31
(a)
100 106,588
HCA, Inc. , 5.95%
,
09/15/54 ....... 24 22,826
Helios Software Holdings, Inc. , 7.88%
,
05/01/29
(d)
................ EUR 100 106,304
Hess Midstream Operations LP , 5.63%
,
02/15/26
(a)
................ USD 100 99,672
Hilcorp Energy I LP , 8.38%
,
11/01/33
(a)
100 102,079
Hilton Domestic Operating Co., Inc. ,
5.75%
,
05/01/28
(a)
........... 100 99,977
Hilton Grand Vacations Borrower LLC ,
5.00%
,
06/01/29
(a)
........... 100 94,229
Honeywell International, Inc. , 3.75%
,
05/17/32 ................. EUR 200 212,658
Iron Mountain, Inc.
(a)
7.00% , 02/15/29 ............ USD 100 102,177
4.50% , 02/15/31 ............ 100 91,421
Jane Street Group , 4.50%
,
11/15/29
(a)
100 93,644
Jefferies GmbH , (ESTR3MA at 0.00%
Floor + 0.80%), 3.97%
,
07/22/26
(b) (d)
EUR 100 103,274
John Deere Capital Corp.
3.45% , 07/16/32
(d)
........... 200 212,396
JPMorgan Chase & Co. , (3-mo.
EURIBOR + 1.28%), 4.46%
,
11/13/31
(b) (d)
............... 200 220,991
Kronos International, Inc. , 9.50%
,
03/15/29
(d)
................ 100 113,827
LABL, Inc. , 5.88%
,
11/01/28
(a)
..... USD 100 89,090
Lamar Media Corp. , 4.88%
,
01/15/29 100 96,069
LCM Investments Holdings II LLC ,
4.88%
,
05/01/29
(a)
........... 100 93,375
Live Nation Entertainment, Inc. , 6.50%
,
05/15/27
(a)
................ 100 101,099
Lowe's Cos., Inc. , 3.00%
,
10/15/50 .. 33 20,516
Macy's Retail Holdings LLC , 5.88%
,
03/15/30
(a)
................ 100 95,679
Match Group Holdings II LLC , 5.00%
,
12/15/27
(a)
................ 100 96,713
McGraw-Hill Education, Inc. , 5.75%
,
08/01/28
(a)
................ 100 97,636
Medline Borrower LP , 3.88%
,
04/01/29
(a)
................ 100 92,599
Meta Platforms, Inc. , 5.40%
,
08/15/54 22 21,304
MGM Resorts International , 6.13%
,
09/15/29 ................. 100 99,874
Microsoft Corp. , 2.50%
,
09/15/50 ... 32 19,366
Morgan Stanley
(b)
(3-mo. EURIBOR + 0.65%), 3.52% ,
03/19/27 ............... EUR 200 207,769

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(3-mo. EURIBOR + 1.30%), 4.66% ,
03/02/29 ............... EUR 283 $ 307,584
MSD Netherlands Capital BV , 3.75%
,
05/30/54 ................. 100 102,209
Nationstar Mortgage Holdings, Inc. ,
6.50%
,
08/01/29
(a)
........... USD 100 99,831
NCL Corp. Ltd. , 8.38%
,
02/01/28
(a)
.. 100 104,557
Nestle Finance International Ltd.
(d)
1.25% , 11/02/29 ............ EUR 100 97,247
3.13% , 10/28/36 ............ 80 81,772
Newell Brands, Inc. , 5.70%
,
04/01/26
(c)
USD 62 61,974
Nexstar Media, Inc. , 5.63%
,
07/15/27
(a)
100 97,536
NGL Energy Operating LLC , 8.13%
,
02/15/29
(a)
................ 100 101,315
Novelis Corp. , 3.88%
,
08/15/31
(a)
... 100 86,099
NRG Energy, Inc. , 5.25%
,
06/15/29
(a)
100 97,123
NuStar Logistics LP , 6.00%
,
06/01/26 100 100,134
Ohio Power Co. , Series R , 2.90%
,
10/01/51 ................. 33 19,833
OI European Group BV , 6.25%
,
05/15/28
(d)
................ EUR 100 107,510
Olin Corp. , 5.00%
,
02/01/30 ....... USD 100 93,881
Olympus Water US Holding Corp. ,
9.63%
,
11/15/28
(d)
........... EUR 100 110,312
ONEOK, Inc. , 6.63%
,
09/01/53 ..... USD 23 24,183
Oracle Corp. , 5.55%
,
02/06/53 ..... 24 22,675
Organon & Co.
2.88% , 04/30/28
(d)
........... EUR 100 100,811
5.13% , 04/30/31
(a)
........... USD 200 179,762
Outfront Media Capital LLC , 4.25%
,
01/15/29
(a)
................ 100 92,988
Pacific Gas & Electric Co. , 4.95%
,
07/01/50 ................. 27 23,430
Panther Escrow Issuer LLC , 7.13%
,
06/01/31
(a)
................ 100 100,999
Paramount Global , 6.25%
,
02/28/57
(b)
100 95,440
Park Intermediate Holdings LLC ,
4.88%
,
05/15/29
(a)
........... 100 94,104
PennyMac Financial Services, Inc. ,
7.88%
,
12/15/29
(a)
........... 100 104,770
Performance Food Group, Inc. , 4.25%
,
08/01/29
(a)
................ 100 92,783
Pilgrim's Pride Corp.
3.50% , 03/01/32 ............ 100 86,231
6.88% , 05/15/34 ............ 50 53,168
Post Holdings, Inc. , 4.63%
,
04/15/30
(a)
100 92,225
Prime Healthcare Services, Inc. ,
9.38%
,
09/01/29
(a)
........... 100 97,271
Prime Security Services Borrower LLC ,
5.75%
,
04/15/26
(a)
........... 100 99,944
Prologis LP , 2.13%
,
10/15/50 ...... 36 18,869
Rocket Mortgage LLC , 3.63%
,
03/01/29
(a)
................ 100 90,562
RTX Corp. , 2.15%
,
05/18/30 ...... EUR 100 98,528
SCIL IV LLC , 9.50%
,
07/15/28
(d)
.... 100 110,903
Seagate HDD Cayman , 9.63%
,
12/01/32 ................. USD 100 112,684
Sealed Air Corp. , 6.13%
,
02/01/28
(a)
. 100 100,333
Sensata Technologies, Inc. , 3.75%
,
02/15/31
(a)
................ 100 87,424
Service Properties Trust
4.75% , 10/01/26 ............ 100 94,497
3.95% , 01/15/28 ............ 100 83,764
Security
Par (000)
Par (000) Value
United States (continued)
Sirius XM Radio LLC
(a)
3.13% , 09/01/26 ............ USD 100 $ 96,055
4.00% , 07/15/28 ............ 100 92,136
Solventum Corp. , 5.90%
,
04/30/54
(a)
. 24 23,345
Standard Industries, Inc. , 4.75%
,
01/15/28
(a)
................ 100 95,700
Starwood Property Trust, Inc. , 7.25%
,
04/01/29
(a)
................ 100 102,580
Sunoco LP , 4.50%
,
04/30/30 ...... 100 92,746
Tallgrass Energy Partners LP , 7.38%
,
02/15/29
(a)
................ 100 100,317
TEGNA, Inc. , 4.63%
,
03/15/28 ..... 100 94,500
Tenet Healthcare Corp. , 6.75%
,
05/15/31 ................. 100 101,024
Tenneco, Inc. , 8.00%
,
11/17/28
(a)
... 100 93,201
TransDigm, Inc.
4.63% , 01/15/29 ............ 100 93,612
6.38% , 03/01/29
(a)
........... 100 100,222
6.00% , 01/15/33
(a)
........... 100 98,006
Travel + Leisure Co. , 6.63%
,
07/31/26
(a)
100 101,069
Uber Technologies, Inc. , 5.35%
,
09/15/54 ................. 24 22,318
United Airlines, Inc. , 4.38%
,
04/15/26
(a)
100 98,326
United Rentals North America, Inc. ,
5.50%
,
05/15/27 ............ 100 99,403
United Wholesale Mortgage LLC ,
5.50%
,
11/15/25
(a)
........... 100 99,507
Univision Communications, Inc. , 8.00%
,
08/15/28
(a)
................ 100 101,812
USA Compression Partners LP , 7.13%
,
03/15/29
(a)
................ 100 101,765
Venture Global Calcasieu Pass LLC ,
3.88%
,
11/01/33
(a)
........... 100 85,912
Venture Global LNG, Inc. , 8.38%
,
06/01/31
(a)
................ 131 136,623
Viasat, Inc. , 7.50%
,
05/30/31
(a)
..... 100 69,518
VICI Properties LP , 6.13%
,
04/01/54 . 23 22,852
Vistra Operations Co. LLC , 5.63%
,
02/15/27
(a)
................ 100 99,599
Walgreens Boots Alliance, Inc. , 3.45%
,
06/01/26 ................. 100 96,794
Wells Fargo & Co. , (3-mo. EURIBOR +
1.22%), 3.90%
,
07/22/32
(b) (d)
.... EUR 100 106,380
Xerox Holdings Corp. , 5.50%
,
08/15/28
(a)
................ USD 100 85,778
15,268,878
Total Corporate Bonds — 50.8%
(Cost: $ 34,911,846 ) .............................. 34,368,560
Foreign Agency Obligations
Denmark — 0.1%
Orsted A/S , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.14%), 2.50%
,
02/18/3021
(b) (d)
... GBP 100 92,218
France — 0.3%
Electricite de France SA , (5-Year EUR
Swap Annual + 3.97%), 3.38%
(b) (d) (h)
EUR 200 193,153

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy — 0.2%
Poste Italiane SpA , (5-Year EURIBOR
ICE Swap Rate + 2.68%),
2.63%
(b) (d) (h)
................ EUR 100 $ 97,065
Total Foreign Agency Obligations — 0.6%
(Cost: $ 380,284 ) ................................ 382,436
Foreign Government Obligations
Brazil — 1.3%
Federative Republic of Brazil
10.00% , 01/01/25 ........... BRL 2 357,219
10.00% , 01/01/27 ........... 3 496,607
853,826
Colombia — 1.2%
Republic of Colombia
5.75% , 11/03/27 ............ COP 2,959,800 602,679
6.00% , 04/28/28 ............ 637,900 127,090
7.75% , 09/18/30 ............ 260,300 51,158
780,927
Czech Republic — 0.1%
Czech Republic
5.00% , 09/30/30 ............ CZK 1,310 56,812
4.50% , 11/11/32 ............ 1,100 46,351
103,163
Hungary — 0.0%
Hungary Government Bond , 7.00%
,
10/24/35 ................. HUF 7,640 19,789
Indonesia — 0.3%
Republic of Indonesia
7.00% , 05/15/27 ............ IDR 724,000 44,960
8.25% , 05/15/36 ............ 661,000 44,518
7.13% , 06/15/38 ............ 1,604,000 99,898
189,376
Mexico — 1.7%
United Mexican States
5.75% , 03/05/26 ............ MXN 163 745,781
7.00% , 09/03/26 ............ 17 76,842
8.50% , 03/01/29 ............ 25 113,103
8.50% , 05/31/29 ............ 3 14,823
7.50% , 05/26/33 ............ 21 83,913
7.75% , 11/23/34 ............ 4 15,561
8.50% , 11/18/38 ............ 29 119,490
1,169,513
Poland — 0.3%
Republic of Poland
5.75% , 04/25/29 ............ PLN 365 88,801
4.75% , 07/25/29 ............ 205 48,063
5.00% , 10/25/34 ............ 118 26,696
2.00% , 08/25/36 ............ 102 21,627
185,187
South Africa — 0.4%
Republic of South Africa
8.00% , 01/31/30 ............ ZAR 2,771 140,629
7.00% , 02/28/31 ............ 959 45,124
9.00% , 01/31/40 ............ 757 34,130
8.75% , 01/31/44 ............ 1,042 44,759
264,642
Thailand — 0.2%
Kingdom of Thailand
2.40% , 03/17/29 ............ THB 2,856 84,713
Security
Par (000)
Par (000) Value
Thailand (continued)
3.45% , 06/17/43 ............ THB 1,266 $ 41,420
126,133
Uruguay — 0.0%
Oriental Republic of Uruguay , 9.75%
,
07/20/33 ................. UYU 222 5,071
Total Foreign Government Obligations — 5.5%
(Cost: $ 4,199,038 ) .............................. 3,697,627
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7 .7%
United States — 7.7%
(a)
A&D Mortgage Trust
Series 2024-NQM4, Class A1,
5.46%, 08/25/69 .......... USD 98 96,831
Series 2024-NQM5, Class A1,
5.70%, 11/25/69 .......... 98 98,363
Angel Oak Mortgage Trust
Series 2020-2, Class A2, 3.86%,
01/26/65
(b)
.............. 94 89,786
Series 2023-6, Class A2, 6.50%,
12/25/67
(c)
.............. 77 77,524
Series 2024-3, Class A1, 4.80%,
11/26/68
(c)
.............. 87 84,535
Series 2024-12, Class A1, 5.65%,
10/25/69
(c)
.............. 100 99,490
Arroyo Mortgage Trust, Series 2019-1,
Class A1, 3.80%, 01/25/49
(b)
.... 14 13,838
Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A1, 5.90%,
01/25/64
(c)
................ 78 78,533
BINOM Securitization Trust, Series
2021-INV1, Class A1, 2.03%,
06/25/56
(b)
................ 56 48,708
BRAVO Residential Funding Trust
Series 2022-NQM3, Class A1,
5.11%, 07/25/62
(b)
......... 73 72,825
Series 2023-NQM1, Class A1,
5.76%, 01/25/63
(c)
......... 77 77,066
Series 2024-NQM3, Class A1,
6.19%, 03/25/64
(c)
......... 125 126,114
Series 2024-NQM7, Class A1,
5.55%, 10/27/64
(c)
......... 148 147,390
Chase Home Lending Mortgage Trust,
Series 2024-3, Class A4, 6.00%,
02/25/55
(b)
................ 84 84,581
CIM Trust, Series 2021-R6, Class A1,
1.42%, 07/25/61
(b)
........... 50 43,707
COLT Mortgage Loan Trust
Series 2021-3, Class A1, 0.96%,
09/27/66
(b)
.............. 128 102,597
Series 2023-1, Class A1, 6.05%,
04/25/68
(c)
.............. 77 77,759
Series 2023-2, Class A1, 6.60%,
07/25/68
(c)
.............. 70 70,449
Series 2023-3, Class A2, 7.43%,
09/25/68
(c)
.............. 78 79,113
Series 2024-6, Class A1, 5.39%,
11/25/69
(c)
.............. 99 98,439
Series 2024-INV1, Class A1, 5.90%,
12/25/68
(c)
.............. 90 90,702
Cross Mortgage Trust
Series 2024-H2, Class A1, 6.09%,
04/25/69
(c)
.............. 96 96,379

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-H5, Class A1, 5.85%,
08/26/69
(c)
.............. USD 188 $ 188,672
Series 2024-H7, Class A1, 5.59%,
11/25/69
(b)
.............. 98 98,005
CSMC Trust, Series 2021-NQM2, Class
A1, 1.18%, 02/25/66
(b)
........ 35 30,801
Deephaven Residential Mortgage Trust,
Series 2024-1, Class A1, 5.74%,
07/25/69
(c)
................ 91 90,682
Ellington Financial Mortgage Trust
Series 2022-2, Class A1, 4.30%,
04/25/67
(b)
.............. 79 76,244
Series 2022-3, Class A1, 5.00%,
08/25/67
(c)
.............. 81 80,496
Series 2024-NQM1, Class A1A,
5.71%, 11/25/69
(c)
......... 98 97,999
GCAT Trust
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(c)
......... 80 79,392
Series 2024-INV4, Class A2, 5.50%,
12/25/54
(b)
.............. 99 97,461
GS Mortgage-Backed Securities Trust,
Series 2024-RPL2, Class A1,
3.75%, 07/25/61
(b)
........... 92 89,036
Homes Trust, Series 2023-NQM1,
Class A1, 6.18%, 01/25/68
(c)
.... 79 78,766
J.P. Morgan Mortgage Trust, Series
2017-2, Class A7, 3.50%, 05/25/47
(b)
96 84,945
MFA Trust
Series 2022-NQM1, Class M1,
4.25%, 12/25/66
(b)
......... 100 84,166
Series 2024-NPL1, Class A1,
6.33%, 09/25/54
(c)
......... 98 97,787
New Residential Mortgage Loan Trust
Series 2015-1A, Class A3, 3.75%,
05/28/52
(b)
.............. 8 7,242
Series 2019-NQM4, Class A1,
2.49%, 09/25/59
(b)
......... 13 11,860
Series 2019-NQM4, Class A3,
2.80%, 09/25/59
(b)
......... 65 60,564
Series 2022-NQM5, Class A1,
6.30%, 11/25/52
(c)
......... 71 71,597
Series 2024-NQM1, Class A1,
6.13%, 03/25/64
(c)
......... 83 83,514
OBX Trust
Series 2019-EXP1, Class B1A,
5.92%, 01/25/59
(b)
......... 83 83,926
Series 2022-NQM9, Class A3,
6.45%, 09/25/62
(c)
......... 79 78,863
Series 2023-NQM3, Class A1,
5.95%, 02/25/63
(c)
......... 95 95,242
Series 2024-NQM11, Class A1,
5.87%, 06/25/64
(c)
......... 91 91,399
Series 2024-NQM15, Class A1,
5.32%, 10/25/64
(c)
......... 98 97,274
PMT Loan Trust, Series 2024-INV1,
Class A3, 5.50%, 10/25/59
(b)
.... 98 95,701
PRKCM Trust, Series 2023-AFC1,
Class A1, 6.60%, 02/25/58
(c)
.... 127 127,730
PRPM Trust, Series 2024-NQM1, Class
A1, 6.27%, 12/25/68
(c)
........ 87 87,810
Radian Mortgage Capital Trust LLC,
Series 2024-J1, Class A8, 6.00%,
11/25/54
(b)
................ 80 80,162
RCKT Mortgage Trust, Series 2024-
CES8, Class A1A, 5.49%, 11/25/44
(c)
98 98,433
Security
Par (000)
Par (000) Value
United States (continued)
SAIF Securitization Trust, Series 2024-
CES1, Class A1, 5.96%, 07/25/54
(c)
USD 183 $ 183,026
Sequoia Mortgage Trust, Series 2024-
HYB1, Class A1A, 4.52%, 11/25/63
(b)
96 93,902
Towd Point Mortgage Trust, Series
2024-CES6, Class A1, 5.73%,
11/25/64
(c)
................. 98 98,627
Verus Securitization Trust
Series 2022-3, Class A1, 4.13%,
02/25/67
(c)
.............. 73 68,582
Series 2023-3, Class A1, 5.93%,
03/25/68
(c)
.............. 67 67,268
Series 2023-4, Class A1, 5.81%,
05/25/68
(c)
.............. 86 85,949
Series 2024-8, Class A1, 5.36%,
10/25/69
(b)
.............. 98 97,163
Series 2024-INV1, Class A1, 6.12%,
03/25/69
(c)
.............. 93 93,246
Series 2024-R1, Class A1, 5.22%,
09/25/69
(c)
.............. 98 97,555
5,185,816
Commercial Mortgage-Backed Securities — 7 .6%
United States — 7.6%
(a)
2023-MIC Trust, Series 2023-MIC,
Class A, 8.44%, 12/05/38
(b)
..... 50 53,565
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.84%, 10/15/34
(b)
100 100,188
Atrium Hotel Portfolio Trust
(b)
Series 2024-ATRM, Class A, 5.41%,
11/10/29 ............... 50 49,758
Series 2024-ATRM, Class E, 9.21%,
11/10/29 ............... 30 29,808
BAHA Trust, Series 2024-MAR, Class
A, 6.17%, 12/10/41
(b)
......... 90 90,862
BAMLL Trust, Series 2024-BHP,
Class A, (1-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 6.75%,
08/15/39
(b)
................ 90 90,446
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor +
1.49%), 5.89%, 11/15/41
(b)
...... 60 60,000
BOCA Commercial Mortgage Trust,
Series 2024-BOCA, Class A, (1-mo.
CME Term SOFR at 1.92% Floor +
1.92%), 6.32%, 08/15/41
(b)
..... 100 100,437
BX Commercial Mortgage Trust
(b)
Series 2021-VINO, Class A, (1-mo.
CME Term SOFR at 0.77% Floor
+ 0.77%), 5.16%, 05/15/38 ... 22 21,724
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 6.16%, 12/09/40 ... 91 91,355
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.09%, 08/15/39 ... 230 231,583
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.84%, 02/15/39 ... 111 110,959
Series 2024-PALM, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.94%, 06/15/37 ... 87 86,701

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.79%, 03/15/41 ... USD 113 $ 113,539
BX Trust
(b)
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 5.31%, 02/15/36 ... 79 79,056
Series 2021-MFM1, Class A, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 5.21%, 01/15/34 ... 48 47,595
Series 2022-IND, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.89%, 04/15/37 ... 143 143,370
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 5.25%, 01/15/39 ... 125 124,688
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 7.09%, 05/15/38 ... 100 100,750
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.84%, 04/15/41 ... 130 130,709
Cali, Series 2024-SUN, Class A, (1-mo.
CME Term SOFR at 1.89% Floor +
1.89%), 6.37%, 07/15/41
(b)
..... 100 100,375
CENT Trust, Series 2023-CITY, Class
A, (1-mo. CME Term SOFR at
2.62% Floor + 2.62%), 7.02%,
09/15/38
(b)
................ 100 100,375
Citigroup Commercial Mortgage Trust
Series 2020-420K, Class A, 2.46%,
11/10/42 ............... 100 84,863
Series 2023-SMRT, Class A, 5.82%,
10/12/40
(b)
.............. 100 101,630
Commercial Mortgage Trust, Series
2024-CBM, Class A2, 5.87%,
12/10/41
(b)
................ 100 101,125
CONE Trust, Series 2024-DFW1,
Class A, (1-mo. CME Term SOFR
at 1.64% Floor + 1.64%), 6.04%,
08/15/41
(b)
................ 185 185,925
CSTL Commercial Mortgage Trust,
Series 2024-GATE, Class A, 4.76%,
11/10/41
(b)
................ 70 68,024
DC Trust, Series 2024-HLTN, Class D,
7.71%, 04/13/40
(b)
........... 100 101,453
DK Trust, Series 2024-SPBX, Class D,
(1-mo. CME Term SOFR at 1.50%
Floor + 2.75%), 7.15%, 03/15/34
(b)
100 100,000
Great Wolf Trust, Series 2024-WOLF,
Class A, (1-mo. CME Term SOFR
at 1.54% Floor + 1.54%), 5.94%,
03/15/39
(b)
................ 100 100,156
GS Mortgage Securities Corp. Trust
(b)
Series 2021-IP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 5.46%, 10/15/36 ... 100 99,327
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 6.59%, 08/15/39 ... 100 100,093
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 6.49%, 03/15/28 ... 100 100,375
Series 2024-RVR, Class D, 6.46%,
08/10/41 ............... 40 39,599
Security
Par (000)
Par (000) Value
United States (continued)
HIH Trust, Series 2024-61P, Class A,
(1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 6.24%, 10/15/41
(b)
USD 100 $ 100,531
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A, 3.23%,
07/10/39 ............... 100 90,868
Series 2019-55HY, Class A, 2.94%,
12/10/41
(b)
.............. 100 88,976
INTOWN Mortgage Trust, Series 2022-
STAY, Class A, (1-mo. CME Term
SOFR at 2.49% Floor + 2.49%),
6.89%, 08/15/39
(b)
........... 125 125,078
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 6.14%,
11/15/41
(b)
................ 80 79,975
J.P. Morgan Chase Commercial
Mortgage Securities Trust, Series
2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor +
1.16%), 5.56%, 04/15/38
(b)
..... 123 122,798
LBA Trust, Series 2024-BOLT, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.99%, 06/15/39
(b)
40 40,050
MCR Mortgage Trust
Series 2024-HTL, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 6.16%, 02/15/37
(b)
.. 81 80,796
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 100 100,890
MHP, Series 2021-STOR, Class A,
(1-mo. CME Term SOFR at 0.70%
Floor + 0.81%), 5.21%, 07/15/38
(b)
125 124,883
MIRA Trust, Series 2023-MILE, Class
A, 6.75%, 06/10/38 .......... 100 103,585
NYC Trust, Series 2024-3ELV, Class A,
(1-mo. CME Term SOFR at 1.99%
Floor + 1.99%), 6.39%, 08/15/29
(b)
100 100,741
SELF Commercial Mortgage Trust,
Series 2024-STRG, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.94%, 11/15/34
(b)
...... 50 50,062
SHER Trust, Series 2024-DAL, Class A,
(1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 6.04%, 04/15/37
(b)
150 149,625
SHR Trust, Series 2024-LXRY, Class A,
(1-mo. CME Term SOFR at 1.95%
Floor + 1.95%), 6.35%, 10/15/41
(b)
100 100,718
SREIT Trust, Series 2021-MFP2,
Class A, (1-mo. CME Term SOFR
at 0.82% Floor + 0.94%), 5.33%,
11/15/36
(b)
................ 125 124,687
STWD Trust, Series 2021-FLWR,
Class A, (1-mo. CME Term SOFR
at 0.58% Floor + 0.69%), 5.09%,
07/15/36
(b)
................ 125 124,844
TTAN MHC, Series 2021-MHC, Class
A, (1-mo. CME Term SOFR at
0.85% Floor + 0.96%), 5.36%,
03/15/38
(b)
................ 96 96,101
VEGAS Trust, Series 2024-TI, Class A,
5.52%, 11/10/39 ............ 60 60,152

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Velocity Commercial Capital Loan
Trust, Series 2022-3, Class A,
5.22%, 06/25/52
(b)
........... USD 74 $ 70,814
5,176,587
Total Non-Agency Mortgage-Backed Securities — 15.3%
(Cost: $ 10,355,483 ) .............................. 10,362,403
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 3.2%
(b)
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Series 413 , Class F26 , (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.77% , 05/25/54 ........ 126 126,971
Series 5330 , Class FA , (SOFR 30
day Average at 1.05% Floor
and 7.00% Cap + 1.05%),
5.62% , 08/25/53 ........ 133 132,927
Series 5386 , Class FD , (SOFR
30 day Average at 1.25%
Floor and 7.00% Cap +
1.25%), 5.82% , 03/25/54 .. 26 26,174
Series 5425 , Class FK , (SOFR
30 day Average at 1.20%
Floor and 7.00% Cap +
1.20%), 5.77% , 06/25/54 .. 93 93,553
Series 5444 , Class FC , (SOFR
30 day Average at 1.12%
Floor and 7.00% Cap +
1.12%), 5.69% , 08/25/54 .. 254 253,838
Series 5448 , Class CF , (SOFR 30
day Average at 1.00% Floor
and 7.00% Cap + 1.00%),
5.57% , 09/25/54 ........ 151 150,645
Series 5458 , Class DF , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.67% , 10/25/54 ........ 213 211,778
Series 5458 , Class FB , (SOFR
30 day Average at 1.15%
Floor and 6.50% Cap +
1.15%), 5.72% , 10/25/54 .. 138 137,291
Series 5470 , Class AF , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.67% , 11/25/54 ........ 218 216,744
Series 5478 , Class FH , (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 6.02% , 04/25/54 .. 94 94,427
Series 5480 , Class FA , (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
6.02% , 03/25/54 ........ 91 91,606
Federal National Mortgage Association
Variable Rate Notes
Series 2024-38 , Class FE ,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 5.62% , 06/25/54 .. 160 159,708
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-75 , Class FC ,
(SOFR 30 day Average at
0.95% Floor and 7.00% Cap +
0.95%), 5.52% , 10/25/54 .. USD 157 $ 155,586
Series 2024-91 , Class FA ,
(SOFR 30 day Average at
1.20% Floor and 7.00% Cap +
1.20%), 5.77% , 12/25/54 .. 114 114,730
Series 2024-94 , Class FB ,
(SOFR 30 day Average at
1.42% Floor and 6.50% Cap +
1.42%), 5.99% , 12/25/54 .. 27 26,810
Government National Mortgage
Association Variable Rate Notes
Series 2024-125 , Class HF ,
(SOFR 30 day Average at
1.00% Floor and 7.00% Cap +
1.00%), 5.60% , 08/20/54 .. 87 86,771
Series 2024-51 , Class TF , (SOFR
30 day Average at 1.00%
Floor and 7.00% Cap +
1.00%), 5.60% , 03/20/54 .. 30 30,460
Series 2024-96 , Class FL ,
(SOFR 30 day Average at
1.15% Floor and 6.50% Cap +
1.15%), 5.75% , 06/20/54 .. 44 43,591
2,153,610
Mortgage-Backed Securities — 6.5%
Uniform Mortgage-Backed Securities
(i)
3.50% , 01/25/55 - 12/25/55 ... 3,826 3,384,381
4.50% , 01/25/55 .......... 1,118 1,051,448
4,435,829
Total U.S. Government Sponsored Agency Securities
—
9 .7%
(Cost: $ 6,692,394 ) .............................. 6,589,439
Total Long-Term Investments — 98 .6%
(Cost: $ 67,770,794 ) .............................. 66,700,877
Short-Term Securities
Foreign Government Obligations — 0.0%
Brazil — 0.0%
Letras do Tesouro Nacional Treasury
Bills , 13.79%
,
01/01/26
(j)
....... BRL —
(k)
23,681
Total Foreign Government Obligations — 0.0%
(Cost: $ 23,962 ) ................................ 23,681

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Money Market Funds — 5.8%
Dreyfus Treasury Prime Cash
Management Institutional Shares ,
4.33%
(l)
.................. 3,921,414 $ 3,921,414
Total Money Market Funds — 5 .8%
(Cost: $ 3,921,414 ) .............................. 3,921,414
Total Short-Term Securities — 5.8%
(Cost: $ 3,945,376 ) .............................. 3,945,095
Total Investments Before Options Written and TBA Sale
Commitments — 104.4%
(Cost: $ 71,716,170 ) .............................. 70,645,972
Total Options Written — (0.0) %
(Premiums Received — $ (16,332) ) ................... (24,572)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities ,
3.50% , 12/25/55
(i)
........... USD (1,500) (1,327,354)
Total TBA Sale Commitments — ( 2 .0 ) %
(Proceeds: $ (1,361,961) ) .......................... (1,327,354)
Total Investments Net of Options Written and TBA Sale
Commitments — 102 .4%
(Cost: $ 70,337,877 ) .............................. 69,294,046
Liabilities in Excess of Other Assets — (2.4) % ............ (1,618,113)
Net Assets — 100.0% .............................. $ 67,675,933
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Zero-coupon bond.
(f)
Convertible security.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Perpetual security with no stated maturity date.
(i)
Represents or includes a TBA transaction.
(j)
Rates are discount rates or a range of discount rates as of period end.
(k)
Rounds to less than 1,000.
(l)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Long Gilt ................................................................ 4 03/27/25 $ 463 $ (15,166)
U.S. Treasury 2-Year Note .................................................... 44 03/31/25 9,047 (1,465)
U.S. Treasury 5-Year Note .................................................... 99 03/31/25 10,524 (76,221)
(92,852)
Short Contracts
Euro-Bobl ............................................................... 20 03/06/25 2,442 25,368
Euro-Bund .............................................................. 13 03/06/25 1,797 44,807
Euro-Buxl ............................................................... 1 03/06/25 137 5,462
Euro-Schatz ............................................................. 2 03/06/25 222 591
3-mo. SOFR ............................................................. 6 03/18/25 1,435 4,043
U.S. Treasury 10-Year Note ................................................... 4 03/20/25 435 68
U.S. Treasury 10-Year Ultra Note ............................................... 4 03/20/25 445 6,898
U.S. Treasury Long Bond ..................................................... 1 03/20/25 114 3,270
U.S. Treasury Ultra Bond ..................................................... 2 03/20/25 238 9,218
99,725
$ 6,873
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 12,000 BRL 72,687 Bank of America NA 01/03/25 $ 234
USD 36,000 BRL 213,517 Barclays Bank plc 01/03/25 1,438
USD 279,577 BRL 1,633,093 Barclays Bank plc 01/21/25 16,153
USD 53,752 COP 234,828,865 JPMorgan Chase Bank NA 01/21/25 586
USD 110,888 CZK 2,649,241 Barclays Bank plc 01/21/25 1,960
USD 20,383 HUF 7,846,979 JPMorgan Chase Bank NA 01/21/25 645
USD 129,505 IDR 2,057,312,814 Barclays Bank plc 01/21/25 2,507
USD 201,571 MXN 4,140,325 Barclays Bank plc 01/21/25 3,668
USD 21,890 PLN 89,354 Barclays Bank plc 01/21/25 270
USD 181,062 PLN 739,216 Standard Chartered Bank 01/21/25 2,194
USD 5,355 UYU 231,657 HSBC Bank plc 01/21/25 50
USD 122,185 ZAR 2,220,955 Barclays Bank plc 01/21/25 4,699
USD 158,744 ZAR 2,883,772 HSBC Bank plc 01/21/25 6,195
COP 429,154,007 USD 96,243 Barclays Bank plc 01/23/25 891
GBP 13,616 EUR 16,380 JPMorgan Chase Bank NA 01/23/25 61
IDR 406,250,000 USD 25,000 Barclays Bank plc 01/23/25 68
PEN 103,716 USD 27,304 Barclays Bank plc 01/23/25 278
PHP 1,879,680 USD 32,000 HSBC Bank plc 01/23/25 275
PLN 87,018 EUR 19,955 Barclays Bank plc 01/23/25 367
THB 4,274,917 USD 123,759 Barclays Bank plc 01/23/25 1,760
THB 860,375 USD 25,000 HSBC Bank plc 01/23/25 262
USD 37,000 CAD 51,988 Bank of America NA 01/23/25 805
USD 24,000 CAD 33,533 Barclays Bank plc 01/23/25 654
USD 24,000 CAD 33,779 Standard Chartered Bank 01/23/25 483
USD 24,000 CNY 173,567 Bank of America NA 01/23/25 342
USD 158,000 COP 691,876,200 Barclays Bank plc 01/23/25 1,402
USD 25,000 CZK 596,912 Bank of America NA 01/23/25 456
USD 86,514 EUR 82,000 Barclays Bank plc 01/23/25 1,505
USD 23,946 GBP 19,000 Bank of America NA 01/23/25 164
USD 24,000 KRW 34,080,480 Bank of America NA 01/23/25 913
USD 24,000 KRW 34,005,600 Barclays Bank plc 01/23/25 964
USD 24,000 MXN 487,346 Barclays Bank plc 01/23/25 714
USD 24,000 MXN 487,368 HSBC Bank plc 01/23/25 713
USD 2,220 PLN 9,181 Barclays Bank plc 01/23/25 —

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 40,965 SEK 450,968 Barclays Bank plc 01/23/25 $ 160
USD 13,553 SGD 18,172 JPMorgan Chase Bank NA 01/23/25 235
USD 24,000 THB 807,972 HSBC Bank plc 01/23/25 276
USD 24,000 ZAR 439,104 Bank of America NA 01/23/25 776
USD 13,000 ZAR 238,533 HSBC Bank plc 01/23/25 384
USD 18,000 BRL 110,526 Barclays Bank plc 02/04/25 219
USD 704,797 BRL 4,316,035 Bank of America NA 03/19/25 15,272
USD 247,847 CHF 219,000 HSBC Bank plc 03/19/25 4,498
USD 544,380 COP 2,405,403,000 HSBC Bank plc 03/19/25 3,936
USD 993,809 EUR 942,000 Barclays Bank plc 03/19/25 14,816
USD 15,542,607 EUR 14,755,413 JPMorgan Chase Bank NA 03/19/25 207,734
USD 161,936 EUR 153,496 Standard Chartered Bank 03/19/25 2,412
USD 1,123,653 EUR 1,065,091 Toronto Dominion Bank 03/19/25 16,734
USD 2,902,835 GBP 2,296,000 Barclays Bank plc 03/19/25 30,104
USD 68,000 JPY 10,189,810 Barclays Bank plc 03/19/25 2,670
USD 865,991 MXN 17,717,000 HSBC Bank plc 03/19/25 26,834
EGP 1,590,194 USD 30,004 HSBC Bank plc 03/24/25 286
USD 23,615 BRL 146,285 JPMorgan Chase Bank NA 04/02/25 285
EGP 1,656,891 USD 29,962 HSBC Bank plc 06/23/25 245
381,552
BRL 400,631 USD 67,000 Barclays Bank plc 01/03/25 (2,150)
USD 19,000 BRL 117,430 HSBC Bank plc 01/03/25 (8)
PEN 325,128 USD 86,958 Barclays Bank plc 01/21/25 (486)
USD 189,810 COP 862,189,251 HSBC Bank plc 01/21/25 (5,393)
USD 85,614 PEN 325,128 HSBC Bank plc 01/21/25 (858)
USD 82,671 THB 2,872,268 Barclays Bank plc 01/21/25 (1,655)
AUD 37,000 USD 24,113 Barclays Bank plc 01/23/25 (1,211)
BRL 1,136,434 USD 193,699 Barclays Bank plc 01/23/25 (10,457)
CLP 93,413,509 USD 95,406 HSBC Bank plc 01/23/25 (1,496)
CNY 1,240,395 USD 170,039 JPMorgan Chase Bank NA 01/23/25 (967)
CZK 1,999,428 USD 83,360 Barclays Bank plc 01/23/25 (1,148)
EUR 16,380 GBP 13,668 Standard Chartered Bank 01/23/25 (127)
EUR 12,000 USD 12,612 Bank of America NA 01/23/25 (172)
EUR 82,000 USD 85,956 Barclays Bank plc 01/23/25 (947)
GBP 63,000 USD 79,691 Barclays Bank plc 01/23/25 (836)
HUF 9,390,398 USD 24,000 Bank of America NA 01/23/25 (383)
HUF 32,272,742 USD 82,650 Barclays Bank plc 01/23/25 (1,483)
IDR 1,110,862,280 USD 69,575 HSBC Bank plc 01/23/25 (1,027)
INR 1,874,973 USD 22,162 HSBC Bank plc 01/23/25 (311)
JPY 11,189,755 USD 74,000 Bank of America NA 01/23/25 (2,710)
JPY 7,395,332 USD 49,000 Barclays Bank plc 01/23/25 (1,885)
KRW 63,862,235 USD 45,828 HSBC Bank plc 01/23/25 (2,566)
KRW 18,553,080 USD 13,000 Standard Chartered Bank 01/23/25 (432)
MXN 491,122 USD 24,000 Bank of America NA 01/23/25 (534)
MXN 1,277,693 USD 62,350 Barclays Bank plc 01/23/25 (1,300)
MXN 2,527,893 USD 123,468 JPMorgan Chase Bank NA 01/23/25 (2,682)
MYR 726,577 USD 162,800 Barclays Bank plc 01/23/25 (590)
NOK 509,306 USD 46,000 Barclays Bank plc 01/23/25 (1,261)
RON 52,340 USD 11,029 Standard Chartered Bank 01/23/25 (146)
SEK 274,735 USD 25,000 Barclays Bank plc 01/23/25 (141)
USD 55,032 GBP 44,000 Barclays Bank plc 01/23/25 (42)
USD 25,000 HUF 10,013,750 Barclays Bank plc 01/23/25 (185)
USD 24,000 MXN 502,368 Barclays Bank plc 01/23/25 (4)
USD 13,000 THB 447,850 Barclays Bank plc 01/23/25 (150)
ZAR 662,212 USD 37,000 Bank of America NA 01/23/25 (1,977)
ZAR 2,936,125 USD 161,222 Barclays Bank plc 01/23/25 (5,935)
BRL 152,950 USD 25,000 HSBC Bank plc 02/04/25 (394)
COP 160,759,193 USD 40,371 Barclays Bank plc 02/21/25 (4,123)
USD 36,024 COP 160,759,193 Barclays Bank plc 02/21/25 (223)
COP 70,876,800 USD 17,238 Barclays Bank plc 02/24/25 (1,263)
USD 15,850 COP 70,876,800 HSBC Bank plc 02/24/25 (125)
EGP 621,900 USD 12,000 JPMorgan Chase Bank NA 02/25/25 (31)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 387,222 USD 63,129 JPMorgan Chase Bank NA 03/19/25 $ (1,267)
MXN 488,875 USD 23,872 HSBC Bank plc 03/19/25 (717)
USD 30,000 BRL 187,856 Standard Chartered Bank 03/19/25 (12)
USD 41,436 THB 1,407,738 Barclays Bank plc 03/19/25 (58)
(61,868)
$ 319,684
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 2.62% Annual 1-day SOFR Annual Bank of America NA 02/24/25 2 .62 % USD 1,400 $ (41)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.70% Annual
JPMorgan Chase
Bank NA 01/02/25 3 .70 USD 343 (10,428)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.92% Annual
JPMorgan Chase
Bank NA 02/24/25 3 .92 USD 1,400 (14,103)
(24,531)
$ (24,572)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 153 $ 12,485 $ 9,067 $ 3,418
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 999 $ (336) $ — $ (336)
8.45% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 211 (115) — (115)
4.53% Annual 1-day SOFR Annual N/A 04/01/26 USD 4,000 2,177 — 2,177
8.18% Quarterly 3-mo. JIBAR Quarterly N/A 04/02/26 ZAR 321 (158) — (158)
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 1,628 (647) — (647)
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 530 (172) — (172)
5.16% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
09/19/26 PLN 289 35 — 35
5.24% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
09/19/26 PLN 482 (69) — (69)
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 667 120 — 120

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 1,274 $ 74 $ — $ 74
7.25% Quarterly 3-mo. JIBAR Quarterly 03/19/25
(a)
03/19/27 ZAR 950 78 — 78
6-mo. PRIBOR Semi-Annual 3.59% Annual 03/19/25
(a)
03/19/28 CZK 936 (17) — (17)
6-mo. PRIBOR Semi-Annual 3.62% Annual 03/19/25
(a)
03/19/28 CZK 1,099 20 — 20
4.31% Annual 1-day SOFR Annual N/A 08/31/28 USD 5,250 (36,163) — (36,163)
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 550 (156) — (156)
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 630 268 — 268
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 14,212 (655) — (655)
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 14,212 (703) — (703)
6-mo. WIBOR Semi-Annual 4.88% Annual 03/19/25
(a)
03/19/30 PLN 94 (81) — (81)
6-mo. WIBOR Semi-Annual 4.94% Annual 03/19/25
(a)
03/19/30 PLN 157 (44) — (44)
1-day SOFR Annual 3.86% Annual N/A 04/01/31 USD 400 (8,111) — (8,111)
1-day MIBOR Semi-Annual 6.44% Semi-Annual N/A 09/18/34 INR 30,000 5,047 — 5,047
$ (39,608) $ — $ (39,608)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.98% At Termination Barclays Bank plc 01/02/25 BRL 3,758 $ 94 $ — $ 94
1-day
BZDIOVER At Termination 11.02% At Termination Barclays Bank plc 01/02/25 BRL 225 (4) — (4)
9.80% At Termination 1-day IBR At Termination HSBC Bank plc 05/10/25 COP 413,053 268 — 268
1-day
BZDIOVER At Termination 10.95% At Termination JPMorgan Chase Bank NA 07/01/25 BRL 609 (1,340) — (1,340)
1-day
BZDIOVER At Termination 11.83% At Termination Barclays Bank plc 07/01/25 BRL 63 (85) — (85)
1-day
BZDIOVER At Termination 12.15% At Termination Bank of America NA 07/01/25 BRL 514 (582) — (582)
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 372 518 — 518
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 76,495 323 — 323
11.49% At Termination
1-day
BZDIOVER At Termination JPMorgan Chase Bank NA 01/04/27 BRL 417 5,192 — 5,192
11.59% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/04/27 BRL 234 2,812 — 2,812
15.41% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/04/27 BRL 191 214 — 214
1-day
BZDIOVER At Termination 10.81% At Termination Bank of America NA 01/04/27 BRL 13 (195) — (195)
1-day
BZDIOVER At Termination 12.21% At Termination Barclays Bank plc 01/04/27 BRL 132 (1,344) — (1,344)
1-day
BZDIOVER At Termination 12.44% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 785 (14,295) — (14,295)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 154 (1,416) — (1,416)
1-day CLICP Semi-Annual 4.90% Semi-Annual JPMorgan Chase Bank NA 11/22/29 CLP 21,215 (344) — (344)
1-day CLICP Semi-Annual 4.96% Semi-Annual Barclays Bank plc 11/22/29 CLP 20,906 (283) — (283)
1-day CLICP Semi-Annual 4.96% Semi-Annual HSBC Bank plc 11/22/29 CLP 10,618 (146) — (146)
$ (10,613) $ — $ (10,613)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 03/20/25 USD 567 $ (143) $ (6,425) $ 6,282
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 03/20/25 USD 240 (214) (2,243) 2,029
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 03/20/25 USD 340 475 (3,718) 4,193
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 03/20/25 USD 201 281 (2,202) 2,483
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 03/20/25 USD 669 934 (7,313) 8,247
$ 1,333 $ (21,901) $ 23,234
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .04
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .96
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 7 .15
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 10 .20
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .53
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .75
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .79
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .70

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 11,300,412 $ — $ 11,300,412
Corporate Bonds ........................................ — 34,368,560 — 34,368,560
Foreign Agency Obligations ................................. — 382,436 — 382,436
Foreign Government Obligations .............................. — 3,697,627 — 3,697,627
Non-Agency Mortgage-Backed Securities ........................ — 10,362,403 — 10,362,403
U.S. Government Sponsored Agency Securities .................... — 6,589,439 — 6,589,439
Short-Term Securities
Foreign Government Obligations .............................. — 23,681 — 23,681
Money Market Funds ...................................... 3,921,414 — — 3,921,414
Liabilities
Investments
TBA Sale Commitments .................................... — (1,327,354) — (1,327,354)
$ 3,921,414 $ 65,397,204 $ — $ 69,318,618
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 3,418 $ — $ 3,418
Foreign currency exchange contracts ............................ — 381,552 — 381,552
Interest rate contracts ....................................... 99,725 40,474 — 140,199
Liabilities
Foreign currency exchange contracts ............................ — (61,868) — (61,868)
Interest rate contracts ....................................... (92,852) (92,033) — (184,885)
$ 6,873 $ 271,543 $ — $ 278,416
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BATS: Series I Portfolio

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
EURIBOR Euro Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate